                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Peter B. Cannell & Co., Inc.
Address: 645 Madison Avenue, 8th Floor
         New York, NY 10022

Form 13F File Number: 28-01221

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kathleen Keating
Title: Chief Compliance Officer
Phone: 212-752-5255

Signature, Place, and Date of Signing:


/s/ Kathleen Keating                         New York, NY            04/27/10
-------------------------------------   ----------------------   ---------------
             [Signature]                     [City, State]            [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 3
Form 13F Information Table Entry Total:           82
Form 13F Information Table Value Total:      1267329
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number                 Name
---   --------------------   --------------------------------
 1    28 - 10208             Richmond Enterprises, Inc.
 2    28 - 10207             New York Community Bank
 3    28 - 10200             New York Community Bancorp, Inc.

Peter B. Cannell & Co., Inc.
FORM 13F

31-Mar-10

                                                                                                        Voting Authority
                                                             Value  Shares/ Sh/ Put/ Invstmt   Other  -------------------
Name of Issuer                 Title of class     CUSIP    (x$1000) Prn Amt Prn Call Dscretn Managers   Sole  Shared None
------------------------------ -------------- ------------ -------- ------- --- ---- ------- -------- ------- ------ ----
ABBOTT LABORATORIES            COM               002824100      939   17818 SH       Defined    1,2,3   17818
AFFILIATED MANAGERS GROUP INC  COM               008252108      932   11800 SH       Defined    1,2,3   11800
AFLAC INC                      COM               001055102     3297   60733 SH       Defined    1,2,3   60733
AGILENT TECHNOLOGIES INC       COM               00846U101     1548   45017 SH       Defined    1,2,3   45017
ALLEGHENY TECHNOLOGIES INC     COM               01741R102    30925  572795 SH       Defined    1,2,3  572795
ALLERGAN INC                   COM               018490102    17749  271725 SH       Defined    1,2,3  271725
AMGEN INC                      COM               031162100     1407   23550 SH       Defined    1,2,3   23550
ANADARKO PETROLEUM CORP        COM               032511107      495    6800 SH       Defined    1,2,3    6800
ANALOG DEVICES INC             COM               032654105    49656 1722955 SH       Defined    1,2,3 1722955
APPLE INC                      COM               037833100    64152  273070 SH       Defined    1,2,3  273070
AVNET INC                      COM               053807103    31367 1045575 SH       Defined    1,2,3 1045575
BAXTER INTERNATIONAL INC       COM               071813109     2483   42671 SH       Defined    1,2,3   42671
BERKSHIRE HATHAWAY INC CL A    CL A              084670108      244       2 SH       Defined    1,2,3       2
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH    112585104     3519  138424 SH       Defined    1,2,3  138424
BROOKFIELD INFRASTRUCTURE PTNR LP INT UNIT       G16252101    10854  617075 SH       Defined    1,2,3  617075
CATERPILLAR INC                COM               149123101     2305   36667 SH       Defined    1,2,3   36667
CELGENE CORP                   COM               151020104    54030  872018 SH       Defined    1,2,3  872018
CHEVRON CORP                   COM               166764100      643    8480 SH       Defined    1,2,3    8480
CISCO SYSTEMS INC              COM               17275R102     4793  184150 SH       Defined    1,2,3  184150
COLGATE-PALMOLIVE CO           COM               194162103      747    8765 SH       Defined    1,2,3    8765
COMMSCOPE INC                  COM               203372107    47808 1706225 SH       Defined    1,2,3 1706225
CONTINENTAL RESOURCES INC      COM               212015101    45979 1080593 SH       Defined    1,2,3 1080593
CROWN HOLDINGS INC             COM               228368106    44273 1642180 SH       Defined    1,2,3 1642180
DEERE & CO                     COM               244199105     4121   69300 SH       Defined    1,2,3   69300
DIAMOND OFFSHORE DRILLING INC  COM               25271C102     2222   25025 SH       Defined    1,2,3   25025
DISNEY WALT CO.                COM               254687106     2494   71446 SH       Defined    1,2,3   71446
DOLLAR THRIFTY AUTO GROUP INC  COM               256743105    40096 1247940 SH       Defined    1,2,3 1247940
DOMINION RESOURCES INC.        COM               25746u109      856   20822 SH       Defined    1,2,3   20822
DOVER CORPORATION              COM               260003108     3329   71200 SH       Defined    1,2,3   71200
DRESS BARN INC                 COM               261570105     8057  308000 SH       Defined    1,2,3  308000
DUKE ENERGY CORP               COM               26441C105      712   43600 SH       Defined    1,2,3   43600
ELAN CORP PLC  ADR             ADR               284131208    17946 2367600 SH       Defined    1,2,3 2367600
EMC CORP                       COM               268648102     3211  177983 SH       Defined    1,2,3  177983
ENBRIDGE ENERGY PARTNERS LP    COM               29250R106      465    9200 SH       Defined    1,2,3    9200
ENCORE ENERGY PARTNERS LP      COM UNIT          29257A106     7438  372850 SH       Defined    1,2,3  372850
EQT CORPORATION                COM               26884L109    52866 1289425 SH       Defined    1,2,3 1289425
EXXON MOBIL CORP               COM               30231G102     1273   19002 SH       Defined    1,2,3   19002
FIDELITY NATIONAL FINANCIAL, I CL A              31620R105    15671 1057450 SH       Defined    1,2,3 1057450
GENERAL ELECTRIC CO            COM               369604103      941   51700 SH       Defined    1,2,3   51700
GENESIS ENERGY LP              UNIT LTD PARTN    371927104    11711  600875 SH       Defined    1,2,3  600875
GENTEX CORP                    COM               371901109    20070 1033475 SH       Defined    1,2,3 1033475
HAWAIIAN ELECTRIC INDS INC     COM               419870100    13920  620050 SH       Defined    1,2,3  620050
HOME DEPOT INC                 COM               437076102      886   27400 SH       Defined    1,2,3   27400
HORMEL FOODS CORP              COM               440452100     2385   56775 SH       Defined    1,2,3   56775
HUDSON CITY BANCORP INC        COM               443683107     8017  566188 SH       Defined    1,2,3  566188
INTERNATIONAL BUSINESS MACHINE COM               459200101    53245  415163 SH       Defined    1,2,3  415163
JOHNSON & JOHNSON CO           COM               478160104     2794   42846 SH       Defined    1,2,3   42846
MEDCO HEALTH SOLUTIONS INC     COM               58405U102     2574   39867 SH       Defined    1,2,3   39867
MEDTRONIC INC                  COM               585055106    49959 1109455 SH       Defined    1,2,3 1109455
MERCK & COMPANY INC (NEW)      COM               58933Y105      340    9100 SH       Defined    1,2,3    9100
METABOLIX INC                  COM               591018809      515   42300 SH       Defined    1,2,3   42300
MFA FINANCIAL, INC             COM               55272X102    18739 2546100 SH       Defined    1,2,3 2546100
MICROSOFT CORP.                COM               594918104     4405  150486 SH       Defined    1,2,3  150486
NORTHROP GRUMMAN CORP          COM               666807102     1501   22891 SH       Defined    1,2,3   22891
ORACLE CORP                    COM               68389X105      206    8000 SH       Defined    1,2,3    8000
ORITANI FINANCIAL CORP         COM               686323106      771   48000 SH       Defined    1,2,3   48000
PEPSICO INC                    COM               713448108      476    7200 SH       Defined    1,2,3    7200
PETSMART INC                   COM               716768106     3601  112683 SH       Defined    1,2,3  112683
POTLATCH CORP                  COM               737630103    33681  961225 SH       Defined    1,2,3  961225
PROCTER & GAMBLE CO            COM               742718109      589    9316 SH       Defined    1,2,3    9316
RALCORP HOLDING INC            COM               751028101    43711  644900 SH       Defined    1,2,3  644900
RAYONIER INC                   COM               754907103     4027   88650 SH       Defined    1,2,3   88650

REGAL ENTERTAINMENT GROUP      CL A              758766109    39391 2241950 SH       Defined    1,2,3 2241950
REPUBLIC SERVICES INC          COM               760759100    24075  829590 SH       Defined    1,2,3  829590
ROMA FINANCIAL CORP            COM               77581P109    14553 1160533 SH       Defined    1,2,3 1160533
SOUTHWESTERN ENERGY CO         COM               845467109    55215 1355976 SH       Defined    1,2,3 1355976
SPDR GOLD TRUST                GOLD SHS          78463V107      912    8375 SH       Defined    1,2,3    8375
SPECTRA ENERGY CORP            COM               847560109    18435  818233 SH       Defined    1,2,3  818233
STANLEY BLACK & DECKER INC     COM               854502101     2985   52000 SH       Defined    1,2,3   52000
TELEFONICA S.A.                SPONSORED ADR     879382208     1986   27930 SH       Defined    1,2,3   27930
TERADATA CORP                  COM               88076W103    42809 1481790 SH       Defined    1,2,3 1481790
TERRITORIAL BANCORP INC        COM               88145X108     7304  383825 SH       Defined    1,2,3  383825
TEVA PHARMACEUTICAL INDS LTD A ADR               881624209    56123  889708 SH       Defined    1,2,3  889708
THERMO FISHER SCIENTIFIC INC   COM               883556102     4288   83367 SH       Defined    1,2,3   83367
UNILEVER N V                   NY SHS NEW        904784709     1744   57831 SH       Defined    1,2,3   57831
URBAN OUTFITTERS INC           COM               917047102    39943 1050310 SH       Defined    1,2,3 1050310
VARIAN MEDICAL SYSTEMS INC     COM               92220P105     3137   56690 SH       Defined    1,2,3   56690
VERIZON COMMUNICATIONS INC     COM               92343V104     9879  318475 SH       Defined    1,2,3  318475
VERTEX PHARMACEUTICALS INC     COM               92532F100    27175  664915 SH       Defined    1,2,3  664915
VISA INC                       COM CL A          92826C839     2165   23785 SH       Defined    1,2,3   23785
WAL MART STORES INC            COM               931142103     1288   23167 SH       Defined    1,2,3   23167
WR BERKLEY CORP                COM               084423102    53948 2067775 SH       Defined    1,2,3 2067775
REPORT SUMMARY                             82 DATA RECORDS  1267329           3 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED